Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,366,031)	$ (2,525,029)	$ (4,826,967)	$ (3,956,179)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	17,815	29,358	63,450
Stock-based compensation	751,710	926,164	1,509,005	$ 2,254,898
Fair Value of common stock and stock units issued for services	319,701	285,142	749,063	498,840
Amortization of debt discount	220,417	256,198	443,867	16,215
Amortization of intangibles	239,582	44,044	114,006	$ (18,608)
Change in fair value of contingent consideration			103,274
Loss on Extinguishment of debt	32,500		406,833
Loss on extinguishment of debt	32,500
Change in fair value of derivative liability	(47,929)
Changes in operating assets and liabilities, net of acquisition amounts
Accounts receivable	153,716	63,507	25,040	$ (138,195)
Prepaid expenses	1,778	(1,833)	(20,752)	62,029
Deposits	6,961	21,200	22,200	(43,119)
Inventory	(25,130)	(22,953)	(88,108)	2,590
Accounts payable and accrued expenses	161,629	104,670	210,549	103,823
Accrued compensation	369,149	269,666	511,262	395,667
Interest payable	53,241	40,090	86,353	45,908
Deferred revenue	(17,470)	(25,349)	(150,345)	175,569
Net Cash Used in Operating Activities	(128,361)	$ (535,125)	$ (841,270)	(644,286)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of Semprae Inc, cash received				$ 3,749
Purchase of equipment	(9,537)		$ 38,989
Purchase of intangible assets	(3,277)		(22,545)	$ (4,149)
Net Cash Used in Investing Activities	(12,814)		(61,534)	(400)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds (Repayment) from notes payable, net	100,000	$ 300,000	340,000	350,000
Proceeds from notes payable - related party	50,000	125,000
Proceeds from convertible debt		121,378	$ 50,000	50,000
Proceeds from stock issued for cash				134,639
Proceeds from debentures - related party	5,000,000	12,500,000	$ 150,000	70,000
Proceeds from LOC convertible debt - related party			$ 424,078	448,475
Repayment of assumed debt related to acquistion of Semprae				$ (343,500)
Payments made for contingent consideration			$ (87,168)
Repayment of Dawson James Note				$ (50,000)
Net Cash Provided by Financing Activities	150,113	546,378	$ 876,910	659,614
NET CHANGE IN CASH	8,938	11,253	(25,894)	14,928
CASH AT BEGINNING OF PERIOD	7,479	33,374	33,374	18,445
CASH AT END OF PERIOD	$ 16,417	$ 44,627	$ 7,479	$ 33,374